Other Financial Assets and Liabilities - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Available-for-sales financial assets at fair value through profit or loss	₩ 94,531
Available-for-sales classified as financial assets at fair value through other comprehensive income	257,819
Ineffective portion recognized in profit or loss cash flow hedge valuation gain	263	₩ 1,961	₩ 1,637
Korea software financial cooperative [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets investment amount	₩ 1,136